Cover	May 13, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Butterfly Network, Inc. (the “Company”) has determined that an administrative error occurred in connection with the filing of its Current Report on Form 8-K that was filed with the Securities and Exchange Commission (the “SEC”) on May 13, 2021 (the “Original Report”). While the Original Report was reviewed and approved by the appropriate officer of the Company prior to its filing with the SEC, the Company did not obtain a manual or electronic signature from the Company’s officer whose conformed signature was set forth in the Original Report, as required by Rule 12b-11 and Rule 302(b) of Regulation S-T under the Securities Exchange Act of 1934, as amended (the “Signature Authorization Rules”). This Amendment No. 1 on Form 8-K/A (the “Amendment No. 1”) to the Original Report is being filed in order to reflect that the Company has obtained the required signature to this Amendment No. 1 from the appropriate officer, as required by the Signature Authorization Rules. Except as described above, this Amendment No. 1 does not modify or update disclosure in, or exhibits to, the Original Report. Furthermore, this Amendment No. 1 does not change the previously reported financial results, if any, nor does it reflect events occurring after the date of the Original Report. Information not affected by this Amendment No. 1 remains unchanged and reflects the disclosures made at the time the Original Report was made.
Document Period End Date	May 13, 2021
Entity File Number	001-39292
Entity Registrant Name	BUTTERFLY NETWORK, INC.
Entity Central Index Key	0001804176
Entity Tax Identification Number	84-4618156
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	530 Old Whitfield Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	203
Local Phone Number	689-5650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BFLY
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BFLY WS
Security Exchange Name	NYSE